Loss per share - Summary of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,695,348	9,041,288	12,153,772
Restricted stock units
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,425,196	1,320,193	638,350
Restricted stock awards
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	41,280
Other contingently issuable shares
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	108,720	156,190	162,320
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	800,000	800,000	2,400,000